Summary of Significant Accounting Policies (Narrative) (Details)			3 Months Ended									12 Months Ended
	Jan. 02, 2019 USD ($)	Dec. 31, 2018 USD ($) metropolitan lease class tenant $ / shares shares	Mar. 31, 2019 USD ($) metropolitan lease segment tenant intangible_asset micropolitan $ / shares shares	Dec. 31, 2018 USD ($) metropolitan lease class tenant $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) metropolitan lease class segment tenant $ / shares shares	Dec. 31, 2017 USD ($) segment $ / shares shares	Dec. 31, 2016 USD ($) shares	Jan. 01, 2019	Dec. 31, 2015 shares
Summary of Significant Accounting Policies [Line Items]
Rental revenue			$ 46,467,000	$ 46,569,000	$ 45,518,000	$ 43,950,000	$ 41,294,000	$ 37,266,000	$ 36,205,000	$ 27,602,000	$ 24,022,000	$ 177,332,000	$ 125,095,000	$ 56,431,000
Impairment losses on real estate and related intangible assets		$ 0
Allowance for uncollectible tenant receivables		$ 0		$ 0								$ 0
Diluted earnings per share outstanding adjustment (in shares) | shares			26,000				18,000					24,000	18,000	16,000
Number of reportable business segments | segment			2									2	2
Number of metropolitan statistical areas with owned real estate investments | metropolitan		42	42	42								42
Number of micropolitan statistical areas with owned real estate investments | micropolitan			1
Shares authorized | shares		600,000,000		600,000,000								600,000,000
Common stock, shares authorized (in shares) | shares		500,000,000	500,000,000	500,000,000				500,000,000				500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares) | shares		100,000,000	100,000,000	100,000,000				100,000,000				100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Number of classes of common stock | class		4		4								4
Common stock, shares issued (in shares) | shares		143,412,353	144,534,765	143,412,353				126,559,834				143,412,353	126,559,834
Common stock, shares outstanding (in shares) | shares		136,466,242	136,428,375	136,466,242				124,327,777				136,466,242	124,327,777
Preferred stock, shares issued (in shares) | shares		0	0	0				0				0	0
Preferred stock, shares outstanding (in shares) | shares		0	0	0				0				0	0
Minimum number of classes or series of preferred stock the board of directors can issue without stockholder approval | class												1
Maximum number of shares available for repurchase during any calendar year, as percentage of common stock outstanding at end of prior year			5.00%									5.00%
Period of notice required for changes to share repurchase program			30 days									30 days
Repurchase of common stock, percentage												3.80%	2.27%
Repurchase of common stock			$ 10,733,000				$ 8,420,000					$ 43,230,000	$ 17,159,000	$ 3,114,000
Distributions declared per common share (in dollars per share) | $ / shares			$ 0.16				$ 0.15					$ 0.63	$ 0.62
Distributions payable		$ 7,317,000	$ 7,315,000	$ 7,317,000				$ 6,566,000				$ 7,317,000	$ 6,566,000
Distributions paid in cash			10,813,000				$ 9,333,000					40,296,000	28,994,000	17,659,000
Common stock issued through distribution reinvestment plan			$ 10,385,000				9,920,000					40,938,000	32,264,000	22,889,000
Impact related to uncertain tax positions from the results of operations												$ 0	0	0
Parking revenue (% of total revenue)		1.43%		1.43%								1.43%
Number of operating ground leases | lease		3	6	3								3
Capitalization of indirect leasing costs (less than) (% of total assets)		1.00%		1.00%								1.00%
Provision for doubtful accounts related to rental revenue			$ 445,000
Number of operating ground leases without corresponding operating lease liabilities | lease			3
Rental and parking expenses			$ 9,128,000				$ 8,290,000					$ 37,327,000	$ 26,096,000	$ 8,164,000
In-place leases [Member]
Summary of Significant Accounting Policies [Line Items]
Number of impaired intangible assets | intangible_asset			1
Impairment of intangible assets			$ 2,658,000
Accounting Standards Update 2018-20 [Member]
Summary of Significant Accounting Policies [Line Items]
Rental revenue			(406,000)
Rental and parking expenses			$ (406,000)
Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease, liability (less than) (% of total liabilities)															1.00%
Operating lease, right-of-use asset (less than) (% of total assets)															1.00%
December 1, 2018 To December 31, 2018 [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Distributions paid in cash	$ 3,715,000
Common stock issued through distribution reinvestment plan	3,602,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares outstanding (in shares) | shares		136,466,242	136,428,375	136,466,242			128,021,413	124,327,777				136,466,242	124,327,777	82,744,288		48,457,191
Repurchase of common stock (in shares) | shares			1,160,279				917,212					4,700,554	1,880,820	333,194
Repurchase of common stock			$ 12,000				$ 9,000					$ 47,000	$ 18,000	$ 3,000
Common stock issued through distribution reinvestment plan			$ 12,000				$ 11,000					$ 44,000	$ 35,000	$ 24,000
Class A shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares		175,000,000		175,000,000								175,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01
Class A shares [Member] | December 1, 2018 To December 31, 2018 [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Distributions paid in cash	2,432,000
Common stock issued through distribution reinvestment plan	2,181,000
Class A shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase of common stock (in shares) | shares			858,080				842,952					4,117,566	1,793,424
Class I shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares		75,000,000		75,000,000								75,000,000
Class I shares [Member] | December 1, 2018 To December 31, 2018 [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Distributions paid in cash	404,000
Common stock issued through distribution reinvestment plan	294,000
Class I shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase of common stock (in shares) | shares			108,765									71,180	5,457
Class T shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares		175,000,000		175,000,000								175,000,000
Class T shares [Member] | December 1, 2018 To December 31, 2018 [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Distributions paid in cash	810,000
Common stock issued through distribution reinvestment plan	1,032,000
Class T shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase of common stock (in shares) | shares			193,434				74,260					511,808	81,939
Class T2 shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares		75,000,000		75,000,000								75,000,000
Class T2 shares [Member] | December 1, 2018 To December 31, 2018 [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Distributions paid in cash	69,000
Common stock issued through distribution reinvestment plan	$ 95,000
Class A, I, T and T2 shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01								$ 0.01
Class A, I and T shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase of common stock (in shares) | shares			1,160,279									4,700,554	1,880,820
Repurchase of common stock			$ 10,733,000									$ 43,230,000	$ 17,159,000
Repurchase of common stock, average price per share (in dollars per share) | $ / shares			$ 9.25									$ 9.20	$ 9.12
Class A and T shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase of common stock (in shares) | shares							917,212
Repurchase of common stock							$ 8,420,000
Repurchase of common stock, average price per share (in dollars per share) | $ / shares							$ 9.18
Revenue [Member] | Geographic Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Number of metropolitan statistical areas with owned real estate investments | metropolitan		2	1	2								2
Revenue [Member] | Geographic Concentration Risk [Member] | Atlanta-Sandy Springs-Roswell, Georgia MSA [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.60%									16.80%
Revenue [Member] | Geographic Concentration Risk [Member] | Houston-The Woodlands-Sugar Land, Texas MSA [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												10.00%
Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Number of tenants | tenant		0	0	0								0